Performance Management - Convergence Long/Short Equity Fund	Mar. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Fund is an exchange-traded fund. It is the successor to the Convergence Long/Short Equity Fund, a series of the Trust (the “Predecessor Fund”) that operated as a mutual fund. The Predecessor Fund converted to an ETF as a result of the reorganization of the Predecessor Fund into the Fund on February 18, 2022 (the “Reorganization”). As a result of the Reorganization, the Fund adopted the financial and performance history of the Predecessor Fund. Accordingly, the performance shown in the bar chart and performance table for periods from January 1, 2016 to February 18, 2022, represents the performance of the Predecessor Fund. The Predecessor Fund was also advised by the Adviser and had the same investment objective and substantially similar strategies as the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. Returns of the Fund will be different from returns of the Predecessor Fund because they have different expenses.

The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s (and the Predecessor Fund’s) performance from year to year and by showing how the Fund’s (and the Predecessor Fund’s) average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.investcip.com or by calling the Fund toll-free at 877-677-9414.

Performance Past Does Not Indicate Future [Text]	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s (and the Predecessor Fund’s) performance from year to year and by showing how the Fund’s (and the Predecessor Fund’s) average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]
During the period shown in the bar chart, the best performance for the Fund for a quarter was 19.70% (for the quarter ended March 31, 2024). The worst performance for the Fund was -18.08% (for the quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	19.70%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(18.08%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(Periods Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Availability Website Address [Text]	www.investcip.com
Performance Availability Phone [Text]	877-677-9414